Financial Assets and Liabilities - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure Of Financial Assets And Liabilities [Abstract]
Cash at bank	$ 50,005	$ 37,221	$ 7,722
Deposits at call	421	542	38,039
Cash and cash equivalents	$ 50,426	$ 37,763	$ 45,761	$ 80,937